UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/16 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 71.4%
Consumer Discretionary — 8.6%
Apparel — 0.1%
13,000	Wolverine World Wide, Inc.	$299,390
Distribution & Wholesale — 1.2%
89,000	LKQ Corp. *	3,155,940
Retail — 7.3%
6,400	AutoZone, Inc. *	4,917,376
20,000	Domino's Pizza, Inc.	3,037,000
23,400	O'Reilly Automotive, Inc. *	6,554,574
65,000	TJX Companies, Inc. (The)	4,860,700
		19,369,650
		22,824,980
Consumer Staples — 8.2%
Agriculture — 2.0%
14,700	British American Tobacco PLC ADR (1)	1,876,455
70,000	Reynolds American, Inc.	3,300,500
		5,176,955
Beverages — 1.2%
30,000	PepsiCo, Inc.	3,263,100
Food — 2.5%
38,000	General Mills, Inc.	2,427,440
112,000	Hormel Foods Corp.	4,248,160
		6,675,600
Household Products/Wares — 1.8%
100,000	Church & Dwight Co., Inc.	4,792,000
Retail — 0.7%
12,000	Costco Wholesale Corp.	1,830,120
		21,737,775
Financials — 1.0%
Insurance — 1.0%
12,000	Arch Capital Group Ltd. *	951,120
13,000	Chubb, Ltd.	1,633,450
		2,584,570
Health Care — 15.4%
Biotechnology — 0.8%
18,200	Alexion Pharmaceuticals, Inc. *	2,230,228
Electronics — 2.1%
13,200	Mettler-Toledo International, Inc.*	5,541,756

Shares		Value
Healthcare Products — 8.9%
11,200	C.R. Bard, Inc.	$2,511,936
43,200	Danaher Corp.	3,386,448
50,000	DENTSPLY SIRONA, Inc.	2,971,500
31,800	Henry Schein, Inc. *	5,182,764
55,600	IDEXX Laboratories, Inc. *	6,267,788
20,000	Thermo Fisher Scientific, Inc.	3,181,200
		23,501,636
Healthcare Services — 0.2%
8,000	Mednax, Inc. *	530,000
Pharmaceuticals — 2.4%
5,208	Allergan PLC *	1,199,455
42,000	Express Scripts Holding Co. *	2,962,260
50,000	Novo Nordisk A/S ADR	2,079,500
		6,241,215
Software — 1.0%
44,200	Cerner Corp. *	2,729,350
		40,774,185
Industrials — 18.6%
Aerospace & Defense — 2.8%
22,000	General Dynamics Corp.	3,413,520
10,100	Northrop Grumman Corp.	2,160,895
17,700	Teledyne Technologies, Inc. *	1,910,361
		7,484,776
Commercial Services — 0.7%
48,369	IHS Markit, Ltd. *	1,816,256
Electrical Equipment — 2.8%
13,000	Acuity Brands, Inc.	3,439,800
81,575	AMETEK, Inc.	3,897,653
		7,337,453
Electronics — 0.4%
21,600	Fortive Corp.	1,099,440
Environmental Control — 3.2%
34,000	Stericycle, Inc. *	2,724,760
76,500	Waste Connections, Inc.	5,714,550
		8,439,310
Hand & Machine Tools — 0.4%
7,000	Snap-on, Inc.	1,063,720
Housewares — 1.2%
68,000	Toro Co. (The)	3,185,120
Machinery-Diversified — 2.5%
24,100	IDEX Corp.	2,255,037
24,000	Roper Technologies, Inc.	4,379,280
		6,634,317

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)

Shares		Value
Miscellaneous Manufacturer — 0.8%
34,000	CLARCOR, Inc.	$2,210,000
Transportation — 3.8%
60,000	Canadian National Railway Co. (1)	3,924,000
12,600	J.B. Hunt Transport Services, Inc.	1,022,364
14,000	Kansas City Southern	1,306,480
19,200	Kirby Corp. *	1,193,472
26,000	Union Pacific Corp.	2,535,780
		9,982,096
		49,252,488
Information Technology — 9.2%
Commercial Services — 0.2%
4,900	WEX, Inc. *	529,641
Computers — 2.2%
23,000	Accenture PLC Class A	2,809,910
28,000	Apple, Inc.	3,165,400
		5,975,310
Diversified Financial Services — 2.1%
13,000	Alliance Data Systems Corp. *	2,788,890
27,000	MasterCard, Inc. Class A	2,747,790
		5,536,680
Electronics — 1.5%
61,200	Amphenol Corp. Class A	3,973,104
Software — 3.2%
19,000	ANSYS, Inc. *	1,759,590
15,000	Fiserv, Inc. *	1,492,050
53,600	Salesforce.com, Inc. *	3,823,288
6,600	Ultimate Software Group, Inc. (The)*	1,348,974
		8,423,902
		24,438,637
Materials — 6.7%
Chemicals — 3.8%
44,000	FMC Corp.	2,126,960
5,100	NewMarket Corp.	2,189,532
24,000	Praxair, Inc.	2,899,920
26,000	Valspar Corp. (The)	2,757,820
		9,974,232
Commercial Services — 1.5%
33,400	Ecolab, Inc.	4,065,448
Housewares — 0.6%
18,000	Scotts Miracle-Gro Co. (The) Class A	1,498,860
Miscellaneous Manufacturer — 0.3%
9,500	AptarGroup, Inc.	735,395

Shares		Value
Packaging & Containers — 0.5%
5,000	Ball Corp.	$409,750
17,000	Crown Holdings, Inc. *	970,530
		1,380,280
		17,654,215
Real Estate — 1.5%
REIT — 1.5%
36,000	American Tower Corp. REIT	4,079,880
Telecommunication Services — 1.9%
Engineering & Construction — 1.9%
44,000	SBA Communications Corp. Class A *	4,935,040
Utilities — 0.3%
Gas — 0.3%
29,600	South Jersey Industries, Inc.	874,680
	Total Common Stocks (Cost $67,287,045)	189,156,450

Principal Amount		Value

Asset-Backed Securities — 0.8%
$200,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	200,722
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	151,797
200,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (2)	200,985
250,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	264,725
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	205,366
500,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	502,260
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	101,756
140,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	143,818
300,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	301,562
	Total Asset-Backed Securities (Cost $2,064,117)	2,072,991

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)

Principal Amount		Value

Commercial Mortgage-Backed Securities — 1.1%
$100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	$105,299
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	109,110
212,958	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	213,271
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	253,501
66,255	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.52%, 12/25/45 (2)(3)	66,190
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	311,548
400,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (3)	395,904
100,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	107,003
162,640	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	167,400
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	265,302
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	209,639
200,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	213,012
139,180	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.53%, 4/25/45 (3)	139,413
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	216,686
	Total Commercial Mortgage-Backed Securities (Cost $2,818,624)	2,773,278

Shares		Value

Corporate Bonds & Notes — 12.2%
Basic Materials — 0.3%
Chemicals — 0.2%
230,000	Celanese U.S. Holdings LLC Guaranteed Notes	252,108
200,000	LYB International Finance B.V. Guaranteed Notes	216,791
100,000	Mosaic Co. (The) Senior Unsecured Notes (1)	106,343
125,000	Mosaic Co. (The) Senior Unsecured Notes	135,814
		711,056

Shares		Value

Iron & Steel — 0.1%
$150,000	Steel Dynamics, Inc. Guaranteed Notes	$154,687
		865,743
Communications — 1.2%
Internet — 0.4%
150,000	Amazon.com, Inc. Senior Unsecured Notes	160,843
125,000	Amazon.com, Inc. Senior Unsecured Notes	146,864
200,000	Baidu, Inc. Senior Unsecured Notes	204,289
150,000	Expedia, Inc. Guaranteed Notes	157,924
150,000	Netflix, Inc. Senior Unsecured Notes	161,250
250,000	Tencent Holdings, Ltd. Senior Unsecured Notes (2)	258,976
		1,090,146
Media — 0.5%
200,000	CBS Corp. Guaranteed Notes	209,368
200,000	Comcast Corp. Guaranteed Notes	276,126
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Guaranteed Notes	267,772
150,000	Discovery Communications LLC Guaranteed Notes	162,972
150,000	Scripps Networks Interactive, Inc. Senior Unsecured Notes	153,657
150,000	Thomson Reuters Corp. Senior Unsecured Notes	153,963
100,000	Time Warner, Inc. Guaranteed Notes	106,370
		1,330,228
Telecommunications — 0.3%
200,000	T-Mobile USA, Inc. Guaranteed Notes	205,500
250,000	Telefonica Emisiones SAU Guaranteed Notes	277,634
125,000	Verizon Communications, Inc. Senior Unsecured Notes	126,950
		610,084
		3,030,458
Consumer, Cyclical — 1.4%
Apparel — 0.1%
150,000	NIKE, Inc. Senior Unsecured Notes	164,435

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)
Shares		Value

Auto Manufacturers — 0.4%
$580,000	Ford Motor Credit Co. LLC Senior Unsecured Notes	$623,518
100,000	General Motors Financial Co., Inc. Guaranteed Notes	101,896
250,000	General Motors Financial Co., Inc. Guaranteed Notes	254,265
150,000	Nissan Motor Acceptance Corp. Senior Unsecured Notes (2)	152,525
		1,132,204
Auto Parts & Equipment — 0.1%
125,000	Goodyear Tire & Rubber Co. (The) Guaranteed Notes	128,594
100,000	Magna International, Inc. Senior Unsecured Notes	109,615
		238,209
Distribution & Wholesale — 0%
100,000	W.W. Grainger, Inc. Senior Unsecured Notes	103,329
Home Builders — 0.2%
100,000	CalAtlantic Group, Inc. Guaranteed Notes	111,875
175,000	D.R. Horton, Inc. Guaranteed Notes	184,406
125,000	PulteGroup, Inc. Guaranteed Notes	131,250
150,000	Toll Brothers Finance Corp. Guaranteed Notes	153,750
		581,281
Housewares — 0.1%
200,000	Newell Brands, Inc. Senior Unsecured Notes	204,488
75,000	Newell Brands, Inc. Senior Unsecured Notes	90,983
		295,471
Leisure Time — 0.1%
150,000	Royal Caribbean Cruises, Ltd. Senior Unsecured Notes (1)	163,125
Lodging — 0.2%
250,000	Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured Notes	261,924
250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Guaranteed Notes (1)	259,063
		520,987

Shares		Value

Retail — 0.2%
$150,000	L Brands, Inc. Guaranteed Notes	$172,875
250,000	Nordstrom, Inc. Senior Unsecured Notes	261,861
125,000	Sally Holdings LLC/Sally Capital, Inc. Guaranteed Notes	130,313
		565,049
		3,764,090
Consumer, Non-cyclical — 2.0%
Beverages — 0.2%
200,000	Anheuser-Busch InBev Finance, Inc. Guaranteed Notes	237,956
150,000	Constellation Brands, Inc. Guaranteed Notes	155,063
		393,019
Biotechnology — 0.2%
200,000	Amgen, Inc. Senior Unsecured Notes	210,085
250,000	Celgene Corp. Senior Unsecured Notes	253,385
150,000	Gilead Sciences, Inc. Senior Unsecured Notes	153,947
		617,417
Commercial Services — 0.1%
150,000	Service Corp. International Senior Unsecured Notes	156,000
Food — 0.5%
150,000	JM Smucker Co. (The) Guaranteed Notes	165,607
200,000	Kellogg Co. Senior Unsecured Notes	208,623
500,000	Kroger Co. (The) Senior Unsecured Notes	530,374
150,000	Sysco Corp. Guaranteed Notes	161,407
200,000	Wm Wrigley Jr Co. Senior Unsecured Notes (2)	201,398
		1,267,409
Healthcare Products — 0.1%
150,000	Edwards Lifesciences Corp. Senior Unsecured Notes	152,880
100,000	St Jude Medical, Inc. Senior Unsecured Notes	101,052
		253,932

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)
Shares		Value

Healthcare Services — 0.3%
$100,000	Aetna, Inc. Senior Unsecured Notes	$103,575
125,000	DaVita, Inc. Guaranteed Notes	130,938
200,000	HCA, Inc. Guaranteed Notes	206,500
100,000	LifePoint Health, Inc. Guaranteed Notes	104,250
100,000	NYU Hospitals Center Secured Notes	116,468
100,000	Quest Diagnostics, Inc. Senior Unsecured Notes	104,700
50,000	UnitedHealth Group, Inc. Senior Unsecured Notes	57,912
		824,343
Pharmaceuticals — 0.6%
250,000	AbbVie, Inc. Senior Unsecured Notes	261,316
104,000	Actavis Funding SCS Guaranteed Notes	105,072
100,000	Actavis Funding SCS Guaranteed Notes	102,263
100,000	AmerisourceBergen Corp. Senior Unsecured Notes	105,698
300,000	Express Scripts Holding Co. Guaranteed Notes	336,071
200,000	Mylan, Inc. Guaranteed Notes	200,101
200,000	Shire Acquisitions Investments Ireland DAC Guaranteed Notes	200,968
200,000	Teva Pharmaceutical Finance Netherlands III B.V. Guaranteed Notes	199,246
100,000	Zoetis, Inc. Senior Unsecured Notes	103,052
		1,613,787
		5,125,907
Energy — 0.9%
Oil & Gas — 0.4%
250,000	Chevron Corp. Senior Unsecured Notes	256,003
120,000	Devon Energy Corp. Senior Unsecured Notes	111,869
100,000	Occidental Petroleum Corp. Senior Unsecured Notes	105,501
150,000	Occidental Petroleum Corp. Senior Unsecured Notes	169,547
245,000	Phillips 66 Guaranteed Notes	247,205
125,000	Shell International Finance B.V. Guaranteed Notes	122,899
150,000	Valero Energy Corp. Senior Unsecured Notes	175,757
		1,188,781

Shares		Value

Pipelines — 0.5%
$100,000	DCP Midstream Operating L.P. Guaranteed Notes (1)	$99,500
150,000	Energy Transfer Partners L.P. Senior Unsecured Notes	171,277
250,000	Enterprise Products Operating LLC Guaranteed Notes	283,357
150,000	Kinder Morgan Energy Partners L.P. Guaranteed Notes	151,260
150,000	Magellan Midstream Partners L.P. Senior Unsecured Notes	149,544
175,000	Sabine Pass Liquefaction LLC Senior Secured Notes (2)	190,203
200,000	Spectra Energy Partners L.P. Senior Unsecured Notes	219,557
		1,264,698
		2,453,479
Financial — 4.7%
Banks — 2.4%
250,000	Australia & New Zealand Banking Group Ltd. Subordinated Notes (2)	264,310
100,000	Banco Bilbao Vizcaya Argentaria S.A. Senior Unsecured Notes (1)	103,189
150,000	Bancolombia S.A. Senior Unsecured Notes	165,518
200,000	Bank of America Corp. MTN Senior Unsecured Notes	215,522
300,000	Bank of America Corp. MTN, Series L Senior Unsecured Notes	318,230
300,000	Bank of China Hong Kong Ltd. Senior Unsecured Notes (2)	300,733
175,000	Bank of Nova Scotia (The) Senior Unsecured Notes	182,282
350,000	BPCE S.A. Guaranteed Notes	357,012
200,000	Capital One Financial Corp. Senior Unsecured Notes	212,336
150,000	Citigroup, Inc. Subordinated Notes	168,594
250,000	Cooperatieve Rabobank UA Guaranteed Notes	262,069
150,000	Deutsche Bank AG Senior Unsecured Notes	148,446
150,000	Fifth Third Bancorp Senior Unsecured Notes	155,513
200,000	Goldman Sachs Group, Inc. (The) Senior Unsecured Notes	210,006
100,000	Goldman Sachs Group, Inc. (The) Subordinated Notes	127,331
200,000	HSBC Holdings PLC Senior Unsecured Notes	221,143
500,000	JPMorgan Chase & Co. Senior Unsecured Notes	521,371

5

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)
Shares		Value

$150,000	Lloyds Bank PLC Guaranteed Notes	$158,460
500,000	Morgan Stanley GMTN Senior Unsecured Notes	570,263
150,000	Santander Holdings USA, Inc. Senior Unsecured Notes	150,902
100,000	UBS AG GMTN Senior Unsecured Notes	102,000
250,000	US Bancorp MTN Subordinated Notes	267,937
1,000,000	Wachovia Corp. Senior Unsecured Notes (3)	1,000,131
200,000	Wells Fargo & Co. Senior Unsecured Notes	199,315
		6,382,613
Diversified Financials — 1.0%
200,000	Aircastle Ltd. Senior Unsecured Notes (1)	208,500
200,000	Ally Financial, Inc. Guaranteed Notes	207,000
250,000	American Express Co. Senior Unsecured Notes (3)	250,622
250,000	Ameriprise Financial, Inc. Senior Unsecured Notes	250,589
200,000	BlackRock, Inc., Series 2 Senior Unsecured Notes	221,886
125,000	CIT Group, Inc. Senior Unsecured Notes	132,813
250,000	Discover Financial Services Senior Unsecured Notes	255,917
250,000	International Lease Finance Corp. Senior Secured Notes (2)	272,812
250,000	Nomura Holdings, Inc. GMTN Senior Unsecured Notes	255,695
250,000	Stifel Financial Corp. Senior Unsecured Notes	252,881
150,000	Synchrony Financial Senior Unsecured Notes	153,544
100,000	Synchrony Financial Senior Unsecured Notes	105,184
		2,567,443
Insurance — 0.4%
150,000	Aflac, Inc. Senior Unsecured Notes	156,873
150,000	American International Group, Inc. Senior Unsecured Notes	168,771
250,000	Berkshire Hathaway, Inc. Senior Unsecured Notes	273,742
200,000	CNA Financial Corp. Senior Unsecured Notes	211,734
250,000	XLIT Ltd. Guaranteed Notes (1)	286,166
		1,097,286
Real Estate — 0.1%
250,000	ProLogis L.P. Guaranteed Notes	255,804

Shares		Value

REITS — 0.8%
$250,000	American Tower Corp. Senior Unsecured Notes	$253,404
250,000	AvalonBay Communities, Inc. GMTN Senior Unsecured Notes	260,420
300,000	Boston Properties L.P. Senior Unsecured Notes	295,515
250,000	Crown Castle International Corp. Senior Unsecured Notes	274,568
100,000	Digital Realty Trust L.P. Guaranteed Notes	111,808
250,000	EPR Properties Guaranteed Notes	268,434
150,000	Hospitality Properties Trust Senior Unsecured Notes	154,140
250,000	Host Hotels & Resorts L.P. Senior Unsecured Notes	276,543
100,000	Weyerhaeuser Co. Senior Unsecured Notes	114,965
150,000	Weyerhaeuser Co. Senior Unsecured Notes	186,480
		2,196,277
		12,499,423
Industrial — 0.5%
Building Materials — 0.1%
150,000	Owens Corning Guaranteed Notes	150,696
Electronics — 0%
75,000	Allegion PLC Guaranteed Notes	80,812
Miscellaneous Manufactur — 0.1%
170,000	Textron, Inc. Senior Unsecured Notes	179,063
Packaging&Containers — 0.1%
150,000	Ball Corp. Guaranteed Notes	161,625
150,000	Packaging Corp. of America Senior Unsecured Notes	156,133
		317,758
Transportation — 0.2%
150,000	Burlington Northern Santa Fe LLC Senior Unsecured Notes	165,202
500,000	Union Pacific Corp. Senior Unsecured Notes	525,141
		690,343
		1,418,672
Technology — 0.4%
Computers — 0.1%
250,000	Apple, Inc. Senior Unsecured Notes	261,242
125,000	Cadence Design Systems, Inc. Senior Unsecured Notes	128,487
		389,729

6

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)
Shares		Value

Semiconductors — 0.1%
$150,000	Intel Corp. Senior Unsecured Notes	$163,410
100,000	QUALCOMM, Inc. Senior Unsecured Notes	106,498
		269,908
Software — 0.2%
250,000	Microsoft Corp. Senior Unsecured Notes	250,211
150,000	Microsoft Corp. Senior Unsecured Notes	170,536
		420,747
		1,080,384
Utilities — 0.8%
Electric — 0.8%
500,000	Commonwealth Edison Co.	541,486
100,000	Consolidated Edison Co. of New York, Inc. Senior Unsecured Notes	114,967
100,000	Consumers Energy Co.	105,324
250,000	Duke Energy Corp. Senior Unsecured Notes	242,443
150,000	Exelon Generation Co. LLC Senior Unsecured Notes	164,786
175,000	ITC Holdings Corp. Senior Unsecured Notes	177,656
100,000	Pacific Gas & Electric Co. Senior Unsecured Notes	104,156
150,000	PSEG Power LLC Guaranteed Notes	162,792
250,000	Southern Co. (The) Senior Unsecured Notes	257,869
200,000	Southern Co. (The) Senior Unsecured Notes	206,641
		2,078,120
Gas — 0%
100,000	National Fuel Gas Co. Senior Unsecured Notes	108,102
		2,186,222
	Total Corporate Bonds & Notes (Cost $31,417,272)	32,424,378

Principal Amount		Value

Foreign Government Obligations — 0.3%
$250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	$277,875
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27	142,813
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	276,250
	Total Foreign Government Obligations (Cost $655,140)	696,938

Long-Term Municipal Securities — 0.8%
100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	104,543
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	111,904
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	188,133
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	256,538
400,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	417,036
130,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	163,155
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	288,302
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	115,678
100,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	128,049
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	156,876
75,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	85,491
	Total Long-Term Municipal Securities (Cost $1,905,311)	2,015,705

7

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 5.9%
$300,000	FHLMC, 1.25%, 5/12/17	$301,241
123,257	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	124,752
173,093	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	189,610
44,035	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	46,594
244,170	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	258,125
343,638	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	361,121
293,705	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	315,018
66,872	FHLMC Gold Pool #C04038, 3.50%, 6/1/42	70,792
25,460	FHLMC Gold Pool #G08479, 3.50%, 3/1/42	26,940
5,382	FHLMC Gold Pool #G18155, 5.00%, 10/1/21	5,559
21,596	FHLMC Gold Pool #G18160, 5.00%, 11/1/21	22,306
82,905	FHLMC Gold Pool #G18420, 3.00%, 1/1/27	87,128
26,052	FHLMC Gold Pool #J00975, 5.00%, 1/1/21	27,232
6,719	FHLMC Gold Pool #J03589, 5.00%, 10/1/21	6,910
148,503	FHLMC Pool #A96409, 3.50%, 1/1/41	157,158
116,337	FNMA Pool #254733, 5.00%, 4/1/23	129,103
253,780	FNMA Pool #255667, 5.00%, 3/1/25	281,630
3,154	FNMA Pool #745275, 5.00%, 2/1/36	3,510
11,264	FNMA Pool #890112, 4.00%, 4/1/24	11,949
192,634	FNMA Pool #890236, 4.50%, 8/1/40	211,241
6,362	FNMA Pool #910242, 5.00%, 3/1/37	7,060
7,238	FNMA Pool #975116, 5.00%, 5/1/38	8,032
329,499	FNMA Pool #995245, 5.00%, 1/1/39	365,657
269,799	FNMA Pool #AA7720, 4.00%, 8/1/39	289,851
131,149	FNMA Pool #AB1259, 5.00%, 7/1/40	145,817
95,246	FNMA Pool #AB2814, 4.50%, 4/1/41	104,425
64,882	FNMA Pool #AB3218, 3.50%, 7/1/31	68,870
299,552	FNMA Pool #AB4449, 4.00%, 2/1/42	322,065
424,562	FNMA Pool #AB5472, 3.50%, 6/1/42	449,603
264,480	FNMA Pool #AB6286, 2.50%, 9/1/27	274,196
379,362	FNMA Pool #AB8144, 5.00%, 4/1/37	421,046
150,413	FNMA Pool #AD2351, 4.00%, 3/1/25	159,340
487,878	FNMA Pool #AD6374, 5.00%, 5/1/40	542,353
22,418	FNMA Pool #AD7992, 4.50%, 7/1/40	24,572
3,436	FNMA Pool #AD8255, 4.50%, 9/1/40	3,763
5,545	FNMA Pool #AE0385, 4.00%, 9/1/40	5,968
4,777	FNMA Pool #AE1428, 4.50%, 8/1/40	5,241
5,140	FNMA Pool #AE5024, 4.00%, 12/1/40	5,522
68,453	FNMA Pool #AE5984, 4.50%, 10/1/40	75,261
94,949	FNMA Pool #AH3226, 5.00%, 2/1/41	105,383
352,202	FNMA Pool #AH4865, 4.50%, 2/1/41	385,806
220,761	FNMA Pool #AH5434, 4.50%, 4/1/41	241,825
93,608	FNMA Pool #AH6087, 4.50%, 3/1/41	102,882

Principal Amount		Value

$80,402	FNMA Pool #AH6186, 4.00%, 2/1/41	$86,376
7,425	FNMA Pool #AH6851, 4.50%, 4/1/41	8,133
203,277	FNMA Pool #AH8932, 4.50%, 4/1/41	223,434
116,495	FNMA Pool #AI1019, 4.50%, 5/1/41	128,104
121,666	FNMA Pool #AI1105, 4.50%, 4/1/41	133,774
96,036	FNMA Pool #AI3009, 4.00%, 6/1/26	100,018
367,337	FNMA Pool #AI3052, 3.50%, 7/1/26	387,282
25,858	FNMA Pool #AI5737, 4.50%, 6/1/41	28,326
222,284	FNMA Pool #AJ6932, 3.00%, 11/1/26	233,576
309,725	FNMA Pool #AO2961, 4.00%, 5/1/42	333,883
84,522	FNMA Pool #AO4137, 3.50%, 6/1/42	89,458
55,770	FNMA Pool #AO4299, 3.50%, 8/1/42	59,058
19,904	FNMA Pool #AO6770, 3.50%, 6/1/42	21,003
774,503	FNMA Pool #AP1340, 3.50%, 7/1/42	820,050
296,557	FNMA Pool #AQ0287, 3.00%, 10/1/42	308,977
84,333	FNMA Pool #AS3654, 4.50%, 10/1/44	92,379
91,710	FNMA Pool #AS3789, 4.50%, 11/1/44	100,461
89,065	FNMA Pool #AS6205, 3.50%, 11/1/45	93,956
360,525	FNMA Pool #AT0969, 3.00%, 4/1/43	375,537
868,621	FNMA Pool #AT8849, 4.00%, 6/1/43	933,750
172,189	FNMA Pool #AU6043, 3.00%, 9/1/43	179,142
282,021	FNMA Pool #AU7025, 3.00%, 11/1/43	293,740
248,400	FNMA Pool #AU8070, 3.50%, 9/1/43	262,940
250,695	FNMA Pool #AU8846, 3.00%, 11/1/43	261,123
83,920	FNMA Pool #AV0225, 4.50%, 10/1/43	91,927
203,093	FNMA Pool #AW5055, 3.50%, 7/1/44	216,130
112,553	FNMA Pool #AX1138, 3.50%, 9/1/44	118,733
109,275	FNMA Pool #AY2728, 2.50%, 2/1/30	113,290
84,659	FNMA Pool #AY9397, 4.00%, 10/1/45	90,950
128,838	FNMA Pool #MA0799, 4.00%, 7/1/26	136,159
196,995	GNMA, 3.00%, 4/16/39	203,466
408,476	GNMA II Pool #MA1090, 3.50%, 6/20/43	435,474
202,375	GNMA II Pool #MA1520, 3.00%, 12/20/43	212,964
98,520	GNMA II Pool #MA2445, 3.50%, 12/20/44	104,686
1,085,456	GNMA Pool #4016, 5.50%, 8/20/37	1,215,954
166,939	GNMA Pool #650494, 5.50%, 1/15/36	190,802
150,496	GNMA Pool #MA1375, 3.50%, 10/20/43	160,208
	Total U.S. Government Agency Obligations (Cost $15,030,549)	15,597,680

U.S. Treasury Obligations — 4.1%
1,400,000	U.S. Treasury Bonds, 6.13%, 11/15/27	2,032,187
75,000	U.S. Treasury Bonds, 5.25%, 11/15/28	103,837
750,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,064,678
700,000	U.S. Treasury Bonds, 4.38%, 5/15/40	978,114
150,000	U.S. Treasury Bonds, 2.88%, 5/15/43	167,016
170,000	U.S. Treasury Bonds, 3.38%, 5/15/44	207,420
100,000	U.S. Treasury Bonds, 3.13%, 8/15/44	116,707
150,000	U.S. Treasury Bonds, 2.25%, 8/15/46	147,281
100,000	U.S. Treasury Notes, 0.88%, 10/15/17	100,195
100,000	U.S. Treasury Notes, 1.88%, 10/31/17	101,262

8

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2016 (Unaudited)
Principal Amount		Value
$150,000	U.S. Treasury Notes, 2.63%, 4/30/18	$154,418
800,000	U.S. Treasury Notes, 1.38%, 9/30/18	809,031
900,000	U.S. Treasury Notes, 1.75%, 10/31/18	917,402
100,000	U.S. Treasury Notes, 1.00%, 8/31/19	100,320
500,000	U.S. Treasury Notes, 1.50%, 10/31/19	508,789
600,000	U.S. Treasury Notes, 1.38%, 3/31/20	607,852
350,000	U.S. Treasury Notes, 1.63%, 7/31/20	357,615
300,000	U.S. Treasury Notes, 2.63%, 8/15/20	317,742
150,000	U.S. Treasury Notes, 2.13%, 8/31/20	156,065
200,000	U.S. Treasury Notes, 2.00%, 11/30/20	207,312
100,000	U.S. Treasury Notes, 2.00%, 2/15/22	103,941
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	153,926
100,000	U.S. Treasury Notes, 1.63%, 8/15/22	101,805
100,000	U.S. Treasury Notes, 1.75%, 9/30/22	102,473
350,000	U.S. Treasury Notes, 1.63%, 4/30/23	355,100
50,000	U.S. Treasury Notes, 2.50%, 8/15/23	53,564
100,000	U.S. Treasury Notes, 2.50%, 5/15/24	107,453
350,000	U.S. Treasury Notes, 2.38%, 8/15/24	372,914
100,000	U.S. Treasury Notes, 2.00%, 2/15/25	103,555
150,000	U.S. Treasury Notes, 2.13%, 5/15/25	156,820
100,000	U.S. Treasury Notes, 2.00%, 8/15/25	103,484
	Total U.S. Treasury Obligations (Cost $9,520,886)	10,870,278

Shares		Value

Short-Term Investments — 6.0%
Money Market Funds — 6.0%
8,879,643	State Street Institutional Liquid Reserves Fund	8,879,643
7,093,600	State Street Navigator Securities Lending Prime Portfolio (4)	7,093,600
	Total Short-Term Investments (Cost $15,973,243)	15,973,243
	Total Investments — 102.6% (Cost $146,672,187)	$271,580,941
Excess Of Liabilities Over Cash And Other Assets — (2.6)%		(6,784,431)
Net Assets (5) —100.0%		$264,796,510
Net Asset Value Per Outstanding Share ($264,796,510 ÷ 13,312,024 shares outstanding )		$19.89

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of September 30, 2016, the market value of the securities on loan was $6,997,307.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)	Securities with an aggregate market value of $6,997,307 were out on loan in exchange for $7,093,600 of cash collateral as of September 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.

(5)	For federal income tax purposes, the aggregate cost was $146,672,187, aggregate gross unrealized appreciation was $125,535,468, aggregate gross unrealized depreciation was $626,714 and the net unrealized appreciation was $124,908,754.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$189,156,450	$—	$—	$189,156,450
Asset-Backed Securities	—	2,072,991	—	2,072,991
Commercial Mortgage-Backed Securities	—	2,773,278	—	2,773,278
Corporate Bonds & Notes*	—	32,424,378	—	32,424,378
Foreign Government Obligations	—	696,938	—	696,938
Long-Term Municipal Securities*	—	2,015,705	—	2,015,705
U.S. Government Agency Obligations	—	15,597,680	—	15,597,680
U.S. Treasury Obligations	—	10,870,278	—	10,870,278
Short-Term Investments	15,973,243	—	—	15,973,243
Total Investments in Securities	$205,129,693	$66,451,248	$—	$271,580,941

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016